U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:  Strategic Partners Asset Allocation Funds,
100 Mulberry Street, Gateway Center Three, Newark, New Jersey
07102-4077.

2. 	Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.	Investment Company Act File Number: 811- 08915.
Securities Act File Number: 333-60561.

4(a).	Last day of fiscal year for which this Form is filed: July 31, 2002.

	(b).	[ ] Check box if this Form is being filed late
(i.e. more than 90 calendar
days after the end of the issuer's fiscal year).  (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be
filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$202,685,773

	(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):	$117,822,025

	(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending not earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission.	$-0-

	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)].	$117,822,025

	(v)	Net sales - If item 5(i) is greater
		than Item 5(iv) [subtract item 5(iv)
		from Item 5(i)].	$84,863,748

	(vi)	Redemption credits available for use
		in future years - If item 5(i) is less
		than item 5(iv) [subtract item 5(iv)
		from item (5(i)]	$-0-

	(vii)	Multiplier for determining registration
		fee (See instruction C.9):	x.000092

	(viii)	Registration fee due [multiply item 5(v)
		by item 5(vii)] enter "0" if no fee is
		due.	=$7,807.46

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due - if this Form is being filed
	more than 90 days after the end of the of
	the issuer's fiscal year (See Instruction D):	+$-0-

8.	Total amount of the registration fee due
plus any interest due [line 5(viii) plus
line 7]:	=$7,807.46

9.	Date the registration fee and any interest payment was
sent to the Commission's lockbox depository: October 28, 2002
Method of Delivery:

[x] Wire Transfer
[] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By: 					/s/ Marguerite E.H. Morrison
					Marguerite E.H. Morrison
					Secretary

Date: October 25, 2002





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